INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets, tax credit carryforwards, research	$ 673	$ 543
Valuation allowance, deferred tax asset, increase (decrease), amount	3,900	2,800
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0	$ 0
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Amortization period, research and development costs (year)	5 years
Non-US [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Amortization period, research and development costs (year)	15 years
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 40,600
Operating loss carryforward, limitation on taxable income, percent	80.00%
Deferred tax assets, tax credit carryforwards, research	$ 700
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	37,700
Operating loss carryforwards, subject to expiration	$ 100